PARENT COMPANY DISCLOSURES (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2019
PARENT COMPANY DISCLOSURES (Tables) [Line Items]
Condensed Income Statement [Table Text Block]
	2019 £m	2018[1] £m	2017[1] £m
Net interest (expense) income	(108)	(173)	(121)
Dividends received from subsidiary undertakings	5,150	4,000	2,650
Other income	682	524	142
Total income	5,724	4,351	2,671
Operating expenses	(289)	(246)	(255)
Trading surplus	5,435	4,105	2,416
Impairment	4	(3)	–
Profit on ordinary activities before tax	5,439	4,102	2,416
Tax expense	(24)	2	62
Profit for the year	5,415	4,104	2,478
Profit attributable to ordinary shareholders	4,949	3,671	2,063
Profit attributable to other equity holders	466	433	415
Profit for the year	5,415	4,104	2,478
1	Restated, see note 1.

Condensed Balance Sheet [Table Text Block]
	2019 £m	2018 £m
Assets
Non-current assets:
Investment in subsidiaries	48,597	46,725
Loans to subsidiaries	14,660	24,211
Deferred tax assets	–	9
	63,257	70,945
Current assets:
Derivative financial instruments	760	256
Financial assets at fair value through profit or loss	12,516	588
Other assets	983	955
Amounts due from subsidiaries	27	27
Cash and cash equivalents	29	57
Current tax recoverable	1	76
	14,316	1,959
Total assets	77,573	72,904
Equity and liabilities
Capital and reserves:
Share capital	7,005	7,116
Share premium account	17,751	17,719
Merger reserve	7,420	7,423
Capital redemption reserve	4,462	4,273
Retained profits	3,950	2,103
Shareholders’ equity	40,588	38,634
Other equity instruments	5,906	6,491
Total equity	46,494	45,125
Non-current liabilities:
Debt securities in issue	20,018	20,394
Subordinated liabilities	5,961	6,043
Deferred tax liabilities	2	–
	25,981	26,437
Current liabilities:
Derivative financial instruments	438	209
Financial liabilities at fair value through profit or loss	3,464	–
Other liabilities	1,196	1,133
	5,098	1,342
Total liabilities	31,079	27,779
Total equity and liabilities	77,573	72,904

Statement of Changes In Equity [table text block]
	Share capital and premium £m	Merger reserve £m	Capital redemption reserve £m	Retained profits[1] £m	Total shareholders’ equity £m	Other equity instruments £m	Total equity £m
Balance at 1 January 2017	24,768	7,423	4,115	1,584	37,890	5,355	43,245
Total comprehensive income[1,2]	–	–	–	2,478	2,478	–	2,478
Dividends paid	–	–	–	(2,284)	(2,284)	–	(2,284)
Distributions on other equity instruments[1]	–	–	–	(415)	(415)	–	(415)
Issue of ordinary shares	63	–	–	–	63	–	63
Movement in treasury shares	–	–	–	(277)	(277)	–	(277)
Value of employee services:
Share option schemes	–	–	–	82	82	–	82
Other employee award schemes	–	–	–	332	332	–	332
Balance at 31 December 2017	24,831	7,423	4,115	1,500	37,869	5,355	43,224
Adjustment on adoption of IFRS 9	–	–	–	(2)	(2)	–	(2)
Balance at 1 January 2018	24,831	7,423	4,115	1,498	37,867	5,355	43,222
Total comprehensive income[1,2]	–	–	–	4,104	4,104	–	4,104
Dividends paid	–	–	–	(2,240)	(2,240)	–	(2,240)
Distributions on other equity instruments[1]	–	–	–	(433)	(433)	–	(433)
Issue of ordinary shares	162	–	–	–	162	–	162
Share buy-back programme	(158)	–	158	(1,005)	(1,005)	–	(1,005)
Issue of AT1 securities	–	–	–	(7)	(7)	1,136	1,129
Movement in treasury shares	–	–	–	(74)	(74)	–	(74)
Value of employee services:
Share option schemes	–	–	–	53	53	–	53
Other employee award schemes	–	–	–	207	207	–	207
Balance at 31 December 2018	24,835	7,423	4,273	2,103	38,634	6,491	45,125
Comprehensive income
Total comprehensive income[2]	–	–	–	5,415	5,415	–	5,415
Dividends paid	–	–	–	(2,312)	(2,312)	–	(2,312)
Distributions on other equity instruments	–	–	–	(466)	(466)	–	(466)
Redemption of preference shares	3	(3)	–	–	–	–	–
Issue of ordinary shares	107	–	–	–	107	–	107
Share buy back programme	(189)	–	189	(1,095)	(1,095)	–	(1,095)
Issue of other equity instruments	–	–	–	(5)	(5)	896	891
Redemption of other equity instruments	–	–	–	–	–	(1,481)	(1,481)
Movement in treasury shares	–	–	–	74	74	–	74
Value of employee services:
Share option schemes	–	–	–	71	71	–	71
Other employee award schemes	–	–	–	165	165	–	165
Balance at 31 December 2019	24,756	7,420	4,462	3,950	40,588	5,906	46,494

1	Restated, see note 1.

2	Total comprehensive income comprises only the profit for the year.

Condensed Cash Flow Statement [Table Text Block]
	2019 £m	2018 £m	2017 £m
Profit before tax	5,439	4,102	2,416
Fair value and exchange adjustments and other non-cash items	(166)	(715)	495
Change in other assets	(11,975)	(572)	18
Change in other liabilities and other items	3,151	7,538	8,431
Dividends received	(5,150)	(4,000)	(2,650)
Distributions on other equity instruments receivedº	(366)	(324)	(292)
Tax (paid) received	70	660	(197)
Net cash provided by (used in) operating activities	(8,997)	6,689	8,221
Cash flows from investing activities
Return of capital contribution	5	9	77
Dividends received	5,150	4,000	2,650
Distributions on other equity instruments received	366	324	292
Acquisition of and capital injections to subsidiaries	(1,648)	(12,753)	(320)
Return of capital	–	11,114	–
Amounts advanced to subsidiaries	(1,812)	(21,577)	(8,476)
Repayment of loans to subsidiaries	11,257	12,602	475
Interest received on loans to subsidiaries	395	370	244
Net cash (used in) provided by investing activities	13,713	(5,911)	(5,058)
Cash flows from financing activities
Dividends paid to ordinary shareholders	(2,312)	(2,240)	(2,284)
Distributions on other equity instruments	(466)	(433)	(415)
Issue of subordinated liabilities	–	1,729	–
Interest paid on subordinated liabilities	(314)	(275)	(248)
Share buy-back	(1,095)	(1,005)	–
Issue of other equity instruments	891	1,129	–
Redemptions of other equity instruments	(1,481)	–	–
Repayment of subordinated liabilities	(3)	–	–
Proceeds from issue of ordinary shares	36	102	14
Net cash provided by financing activities	(4,744)	(993)	(2,933)
Change in cash and cash equivalents	(28)	(215)	230
Cash and cash equivalents at beginning of year	57	272	42
Cash and cash equivalents at end of year	29	57	272

Disclosure of interests in subsidiaries [text block]	The principal subsidiaries, all of which have prepared accounts to 31 December and whose results are included in the consolidated accounts of Lloyds Banking Group plc, are:

	Country of registration/ Incorporation	Percentage of equity share capital and voting rights held		Nature of business
Lloyds Bank plc	England	100%		Banking and financial services
Scottish Widows Limited	Scotland	100%	[1]	Life assurance
HBOS plc	Scotland	100%	[1]	Holding company
Bank of Scotland plc	Scotland	100%	[1]	Banking and financial services
Lloyds Bank Corporate Markets plc	England	100%		Banking and financial services

1	Indirect interest.